UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
________________________________________________________

 FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported): February 1, 2013
______________________________________________________________________________________________

FEDERAL AGRICULTURAL MORTGAGE CORPORATION1
(Exact Name of Securitizer as Specified in Charter)

Federally chartered instrumentality of the United States	001-14951	0000845877
(State or Other Jurisdiction of Incorporation)	(Commission File Number of Securitizer)	(Central Index Key Number of Securitizer)

Christy M. Prendergast, Deputy General Counsel, (202) 872-7700

(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

1 Federal Agricultural Mortgage Corporation, as securitizer, is filing this Form ABS-15G in respect of all agricultural mortgage-backed securities sponsored and guaranteed by it and outstanding during the reporting period, including agricultural mortgage-backed securities issued by its affiliated depositor, Farmer Mac Mortgage Securities Corporation, a Delaware corporation (Commission File Number 333-80805; Central Index Key Number 0001017527).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FEDERAL AGRICULTURAL MORTGAGE CORPORATION

By:	/s/ Stephen P. Mullery
Name:	Stephen P. Mullery
Title:	Senior Vice President – General Counsel

Dated:	February 1, 2013